Unit-Based Compensation - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 28, 2017	Jan. 09, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 21, 2012
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						2 years
Number of common units issued in period						7,022
Common Units | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units issued in period				103,377	6,344	5,532
Common Units | Subsequent Event | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units issued in period			29,148
Unit Purchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum employee contributions, as percentage of eligible compensation				35.00%
Unit Purchase Program purchase date				Feb. 28, 2017
Percentage of closing market price, common units, minimum threshold percentage trigger for contribution				90.00%
Maximum number of issuable common units per employee (in units)				20,000
Unit Purchase Program | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum director cash contribution in aggregate				$ 150,000
Accumulated contributions to Unit Purchase Program from directors				$ 514,000
Unit Purchase Program | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units committed to be issued (in units)	300,090
Hi-Crush Partners LP Long Term Incentive Plan | Performance Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Number of common unit of each award				1
Total compensation expense not yet recognized				$ 2,263,000
Weighted average remaining service period				1 year 5 months
Weighted average grant date fair value (in usd per unit)				$ 15.94	$ 37.52	$ 65.57
Hi-Crush Partners LP Long Term Incentive Plan | Performance Phantom Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				0.00%
Hi-Crush Partners LP Long Term Incentive Plan | Performance Phantom Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				200.00%
Hi-Crush Partners LP Long Term Incentive Plan | Time-Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common unit of each award				1
Total compensation expense not yet recognized				$ 4,224,000
Weighted average remaining service period				2 years 4 months
Weighted average grant date fair value (in usd per unit)				$ 12.96	$ 34.09	$ 47.33
Fair value of units vested				$ 62,000	$ 42,000
Hi-Crush Partners LP Long Term Incentive Plan | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Original number of common units authorized under the Plan							1,364,035
Hi-Crush Partners LP Long Term Incentive Plan | Common Units | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional common units authorized under the amended Plan		2,700,000